Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Deferred debt issuance cost	$ 5,800	$ 7,400
Restricted cash	$ 0	$ 0
Interest rate swap contracts [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Weighted average remaining terms	4 years 3 months 18 days	4 years
Interest rate swap contracts [Member] | Minimum [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 7,000	$ 8,500
Fixed interest rate	0.71%	1.38%
Interest rate swap contracts [Member] | Maximum [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 40,100	$ 50,000
Fixed interest rate	2.90%	2.90%